CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 258,831	$ 103,075	$ 55,275
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	(14,602)	(17,972)	4,906
Available- for- sale investments:
Change in net unrealized gains (losses)	(2,081)	259	$ (3,503)
Less - reclassification adjustment for net gains realized and included in net income	(32)	(16)
Net change (net of tax effect of ($338), $117, and ($ 519))	(2,113)	243	$ (3,503)
Cash flow hedges:
Change in unrealized gains	(954)	(6,770)	985
Less - reclassification adjustment for net gains realized and included in net income	4,010	1,552	(2,181)
Net change	3,056	(5,218)	(1,196)
Total other comprehensive income (loss)	(13,659)	(22,947)	207
Comprehensive income	$ 245,172	$ 80,128	$ 55,482